SHAREHOLDERS' EQUITY (DEFICIT) - Conversion of Preferred Stock, Founder, and Public Shares (Details) $ / shares in Units, $ in Thousands		11 Months Ended	12 Months Ended
	Dec. 01, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares
Conversion of Stock [Line Items]
Collection on subscription receivable | $			$ 15
Preferred Stock outstanding (in shares)			0
Exchange ratio	1.01508
Preferred stock, shares issued (in shares)			0		0
PACI Public Shareholders | Proof Acquisition Corp I
Conversion of Stock [Line Items]
Stock issued during period (in shares)	1,767,390
PACI Sponsors | Proof Acquisition Corp I
Conversion of Stock [Line Items]
Stock issued during period (in shares)	6,883,579
2022 Convertible Notes | Convertible Debt
Conversion of Stock [Line Items]
Debt instrument, face amount | $		$ 19,100			$ 18,900
Accrued interest | $		800
Conversion price (in dollars per share) | $ / shares	$ 5.982
2023 Convertible Notes | Convertible Debt
Conversion of Stock [Line Items]
Debt instrument, face amount | $	$ 18,420	18,400	$ 18,420
Accrued interest | $	$ 34	$ 100
Conversion price (in dollars per share) | $ / shares	$ 9
Series Seed Preferred Stock
Conversion of Stock [Line Items]
Stock issued during period (in shares)				3,981,236
Stock issued during the period, value | $				$ 4,585
Preferred Stock outstanding (in shares)	3,981,236
Convertible preferred stock, shares issued upon conversion (in shares)	4,041,282
Series A-1 Preferred Stock
Conversion of Stock [Line Items]
Stock issued during period (in shares)			2,411,087
Stock issued during the period, value | $			$ 24,200
Preferred Stock outstanding (in shares)	2,411,087
Convertible preferred stock, shares issued upon conversion (in shares)	2,447,453
Series A-2 Preferred Stock
Conversion of Stock [Line Items]
Preferred Stock outstanding (in shares)	3,327,624
Convertible preferred stock, shares issued upon conversion (in shares)	3,377,812
Preferred stock, shares issued (in shares)	3,327,624
Series A-2 Preferred Stock | 2022 Convertible Notes | Convertible Debt
Conversion of Stock [Line Items]
Shares issued in relation to convertible notes (in shares)		3,327,624
Series A-3 Preferred Stock
Conversion of Stock [Line Items]
Preferred Stock outstanding (in shares)	2,050,628
Convertible preferred stock, shares issued upon conversion (in shares)	2,081,556
Series A-3 Preferred Stock | 2023 Convertible Notes | Convertible Debt
Conversion of Stock [Line Items]
Stock issued during period (in shares)		2,050,628
Shares issued in relation to convertible notes (in shares)		2,050,628